                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               Form 13F
                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  August 11, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier Management, Inc.
FORM 13F
June 30, 2000

                                                                                                            Voting Authority
                                                                                                            ----------------
                                                            Value     Shares/ Sh/   Put/  Invstmt
Name of Issuer               Title of class  CUSIP         (x$1000)   Prn Amt Prn   Call  Dscretn  Managers   Sole     Shared  None
---------------------        --------------  -----         --------   ------- ---   ----  -------  --------   -----    ------- ----
ADC Telecom                     COM          000886101         4861     57950 SH          Sole                 57950
Actel Corp.                     COM          004934105          958     21000 SH          Sole                 21000
Adac Labs                       COM          005313200         1632     68000 SH          Sole                 68000
Adobe Systems                   COM          00724F101        12374     95185 SH          Sole                 95185
Advanced Fiber                  COM          00754A105         8735    192760 SH          Sole                192760
Advo Inc.                       COM          007585102         2940     70000 SH          Sole                 70000
Amer Power Conversion           COM          029066107        10285    252000 SH          Sole                252000
Amgen                           COM          031162100          531      7555 SH          Sole                  7555
Amphenol Corp.                  COM          032095101         3971     60000 SH          Sole                 60000
Analog Devices                  COM          032654105        12825    168745 SH          Sole                168745
Applied Films                   COM          038197109         2399     65500 SH          Sole                 65500
Applied Materials               COM          038222105          950     10485 SH          Sole                 10485
Applied Micro Circuits          COM          03822W109        10618    107520 SH          Sole                107520
Argosy Gaming Co.               COM          040228108          719     50000 SH          Sole                 50000
Aspect Telecom                  COM          04523Q102          702     17845 SH          Sole                 17845
Asyst Technologies              COM          04648X107          791     23100 SH          Sole                 23100
Atmel Corp.                     COM          049513104          675     18300 SH          Sole                 18300
Audiovox Cl. 'A'                COM          050757103          446     20200 SH          Sole                 20200
Avert                           COM          053596102          933     40800 SH          Sole                 40800
Avx Corp.                       COM          002444107         6081    265100 SH          Sole                265100
BEA Systems Inc.                COM          073325102         8533    172600 SH          Sole                172600
BJ Service Co.                  COM          055482103        11653    186455 SH          Sole                186455
Barra Inc.                      COM          068313105          637     12850 SH          Sole                 12850
BroadVision Inc.                COM          111412102         1250     24600 SH          Sole                 24600
Broadcom Corp.                  COM          111320107         1449      6620 SH          Sole                  6620
CDW Computer Centers            COM          125129106        10504    168060 SH          Sole                168060
Cal Pine                        COM          131347106         1558     23700 SH          Sole                 23700
Ceradyne                        COM          156710105          461     45000 SH          Sole                 45000
Check Point Software Tech       COM          M22465104         5658     26720 SH          Sole                 26720
Chris & Banks                   COM          171046105         1761     48000 SH          Sole                 48000
Cisco Systems                   COM          17275R102          892     14033 SH          Sole                 14033
Clayton Williams Energy         COM          969490101         2127     66600 SH          Sole                 66600
Coherent Inc.                   COM          192479103         1552     18500 SH          Sole                 18500
Comverse Technology             COM          205862402          957     10285 SH          Sole                 10285
Concord Camera Corp.            COM          206156101         2659    127400 SH          Sole                127400
Conexant Systems Inc.           COM          207142100          501     10300 SH          Sole                 10300
Coors                           COM          217016104         4235     70000 SH          Sole                 70000
Corning Inc                     COM          219350105         1787      6620 SH          Sole                  6620
Cree Research Inc.              COM          225447101          614      4600 SH          Sole                  4600
Curagen Corporation             COM          23126R101          740     19430 SH          Sole                 19430
Cyberoptics Corp.               COM          232517102         1503     32500 SH          Sole                 32500
Cypress Semiconductor           COM          232806109          809     19150 SH          Sole                 19150
Cytyc Corp.                     COM          232946103         3311     62030 SH          Sole                 62030
DSP Group                       COM          23332B106         1671     29845 SH          Sole                 29845
Diamond Tech                    COM          252762109          258      2935 SH          Sole                  2935
Diodes                          COM          254543101          729     17000 SH          Sole                 17000
Direct Focus                    COM          254931108         1862     38000 SH          Sole                 38000
Dynegy Inc.                     COM          26816Q101          481      7045 SH          Sole                  7045
EMC Corp                        COM          268648102         1101     14315 SH          Sole                 14315
Elantec Semiconductor Inc.      COM          284155108         3245     46600 SH          Sole                 46600
Emisphere Tech. Inc             COM          291345106         1321     31000 SH          Sole                 31000
Emulex Corp.                    COM          292475209         8252    125630 SH          Sole                125630
Enron Corp.                     COM          293561106          692     10735 SH          Sole                 10735
Exar Corp                       COM          300645108         1700     19500 SH          Sole                 19500
Federated Investors             COM          314211103        11297    322200 SH          Sole                322200
Flash Dis                       COM          M7061C100         1947     25000 SH          Sole                 25000
Flextronics International       COM          Y2573F102          969     14100 SH          Sole                 14100
Forest Labs Inc.Com             COM          345838106        10100    100000 SH          Sole                100000
Genzyme Trans                   COM          37246E105         1085     40000 SH          Sole                 40000
Gildan Activewear Inc.          COM          375916103         1837     50000 SH          Sole                 50000
HS Res Inc.                     COM          404297103         3000    100000 SH          Sole                100000
Harley Davidson Inc.            COM          412822108          310      8060 SH          Sole                  8060
Harman Inds                     COM          413086109         1080     17700 SH          Sole                 17700
I2 Technologies                 COM          465754109         4329     41515 SH          Sole                 41515
IVAX Corp                       COM          465823102         6640    160000 SH          Sole                160000
Icos Vision Systems Corp.       COM          B49233107          876     24000 SH          Sole                 24000
Ilex Oncology Inc.              COM          451923106          987     28000 SH          Sole                 28000
In Focus Systems Inc.           COM          452919103          499     15500 SH          Sole                 15500
Integrated Device Technology    COM          458118106         9077    151600 SH          Sole                151600
Kemet Corp                      COM          488360108         3584    142995 SH          Sole                142995
Kopin Corp.                     COM          500600101         1145     16535 SH          Sole                 16535
LM Ericsson                     COM          294821400         1071     53560 SH          Sole                 53560


LTX Corp.                       COM          502392103          961     27500 SH          Sole                 27500
Laboratory Corp of American     COM          50540R409         3856     50000 SH          Sole                 50000
Learning Tree Intl, Inc.        COM          522015106          870     14200 SH          Sole                 14200
Lone Star Tech Inc.             COM          542312103         4144     89600 SH          Sole                 89600
MGM Grand                       COM          552953101         8834    275000 SH          Sole                275000
Mapinfo Corp.                   COM          565105103         2876     70800 SH          Sole                 70800
Mastec Inc.                     COM          576323109         7160    187500 SH          Sole                187500
Mattson Technology Inc.         COM          577223100         2213     68100 SH          Sole                 68100
Maverik Tube Corp               COM          577914104          617     21200 SH          Sole                 21200
Meade Instruments Corp          COM          583062104          352     14000 SH          Sole                 14000
Medimmune Inc.                  COM          584699102         2915     39390 SH          Sole                 39390
Mercury Interactive Corp        COM          589405109         9573     98945 SH          Sole                 98945
Merix Corp.                     COM          590049102         1499     31900 SH          Sole                 31900
Micrel Semiconductor            COM          594793101         6516    150000 SH          Sole                150000
Millipore Corp                  COM          601073109         4146     55000 SH          Sole                 55000
NS Group Inc                    COM          628916108          691     33000 SH          Sole                 33000
Nanometrics Inc.                COM          630077105         2850     69200 SH          Sole                 69200
Natural Microsystems Corp.      COM          638882100         1529     13600 SH          Sole                 13600
Netegrity Inc.                  COM          64110P107         1077     14300 SH          Sole                 14300
Network Appliance               COM          64120L104         1038     12895 SH          Sole                 12895
Newport Corp.                   COM          651824104         4319     40225 SH          Sole                 40225
Nokia                           COM          654902204          846     16935 SH          Sole                 16935
Oak Technology                  COM          671802106         1440     66800 SH          Sole                 66800
Oracle Corporation              COM          68389X105         1382     16445 SH          Sole                 16445
PC Connection                   COM          69318J100         1770     31050 SH          Sole                 31050
PMC Sierra Inc.                 COM          69344F106        10199     57400 SH          Sole                 57400
Patina Oil & Gas Corp           COM          703224105         3467    167100 SH          Sole                167100
Patterson Energy                COM          703414102         5290    185600 SH          Sole                185600
Pericom Semicon                 COM          713831105          870     12800 SH          Sole                 12800
Photon Dynamics Inc.            COM          719364101         2032     27200 SH          Sole                 27200
Pope & Talbot                   COM          732827100         2400    150000 SH          Sole                150000
Power Wave Tech.                COM          739363109         8116    184455 SH          Sole                184455
Power-One Inc.                  COM          739308104         7882     69175 SH          Sole                 69175
Prima Energy                    COM          741901201         4521     84500 SH          Sole                 84500
Protein Lab Design              COM          74369L103         7425     45010 SH          Sole                 45010
QLogic Corp                     COM          747277101          585      8850 SH          Sole                  8850
Radyne Comstream                COM          750611402          493     34000 SH          Sole                 34000
Rainbow Technologies            COM          750862104         1614     33200 SH          Sole                 33200
Rehabcare                       COM          759148109         3981    146100 SH          Sole                146100
Robert Half Int'l               COM          770323103        10260    360000 SH          Sole                360000
Rogers Corp.                    COM          775133101         1106     31600 SH          Sole                 31600
SDL  Inc.                       COM          784076101         4824     16915 SH          Sole                 16915
STMicroelectronics N V          COM          861012102          989     15415 SH          Sole                 15415
Scientific Atlanta              COM          808655104        12723    170775 SH          Sole                170775
Siebel Systems Inc.             COM          826170102         1296      7925 SH          Sole                  7925
Silicon Storage Tech Inc.       COM          827057100         3642     41235 SH          Sole                 41235
Sun Microsystems                COM          866810104          985     10835 SH          Sole                 10835
Symantec Corp.                  COM          871503108         6672    123700 SH          Sole                123700
Teekay Shipping Corp.           COM          Y8564W103         3209     97600 SH          Sole                 97600
Texas Instruments               COM          882508104          875     12745 SH          Sole                 12745
Three-Five Systems              COM          88554L108         2912     49350 SH          Sole                 49350
Titan Corp.                     COM          888266103         8055    180000 SH          Sole                180000
Tollgrade Communications Inc.   COM          889542106         9964     75200 SH          Sole                 75200
Tower Semiconductor LTD         COM          M87915100          979     30000 SH          Sole                 30000
TriQuint Semiconductor          COM          89674K103        11373    118855 SH          Sole                118855
Triad Hosptl                    COM          89579K109          822     34000 SH          Sole                 34000
Trimeris Inc.                   COM          896263100          559      8000 SH          Sole                  8000
UTI Energy Corp.                COM          903387108          441     11000 SH          Sole                 11000
Uniroyal Technology Corp        COM          909163107          232     21000 SH          Sole                 21000
Varian Inc.                     COM          922206107         1693     36700 SH          Sole                 36700
Varian Semiconductor            COM          922207105         1307     20800 SH          Sole                 20800
Veritas Software                COM          923436109          947      8375 SH          Sole                  8375
Vignette Corp.                  COM          926734104        12484    240000 SH          Sole                240000
Vishay Inter                    COM          928298108        15176    400020 SH          Sole                400020
Waddell & Reed Finl             COM          930059100         6563    200000 SH          Sole                200000
Xilinx                          COM          983919101         1362     16495 SH          Sole                 16495
Zoll Med Corp                   COM          989922109         3704     75600 SH          Sole                 75600
139 DATA RECORDS                                             487224           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED